                                                               File No. 33-85916
                                                                        811-8448


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 7


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 7


                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               440 Lincoln Street
                               Worcester MA 01653
                     (Address of Principal Executive Office)

                   Abigail M. Armstrong, Secretary and Counsel
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
               (Name and Address of Agent for Service of Process)

               It is proposed that this filing will become effective:

         _X_   immediately upon filing pursuant to paragraph (b)
         ___   on (      ) pursuant to paragraph (b)
         ___   60 days after filing pursuant to paragraph (a) (1)
         ___   on _________________pursuant to paragraph (a) (1)
         ___   on _________________pursuant to paragraph (a) (2) of Rule 485
         ___   this post-effective amendment designates a new
               effective date for a previously filed post-effective amendment.

                           VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ending December 31, 1996 was filed on February 28, 1997.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------

1................. Cover Page

2................. Special Terms

3................. Summary;  Annual and Transaction Expenses

4................. Condensed Financial Information;  Performance Information

5................. Description of the Company, the Variable Account, and
                   Pioneer Variable Contracts Trust

6................. Charges and Deductions

7................. Description of the Contract

8................. Electing the Form of Annuity and the Annuity Date;
                   Description of Variable Annuity Option;
                   Annuity Benefit Payments

9................. Death Benefit

10................ Payments; Computation of Values; Distribution and
                   Annuity Payments

11................ Surrender; Withdrawal; Charge for Surrender and Withdrawal;
                   Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12................ Federal Tax Considerations

13................ Legal Matters

14................ Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------  ----------------------------------------------

15................ Cover Page

16................ Table of Contents

17................ General Information and History

18................ Services

19................ Underwriters

20................ Underwriters

21................ Performance Information

22................ Annuity Payments

23................ Financial Statements

This Post-effective Amendment No. 7 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the prospectus and Statement of Additional Information of Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the prospectus and Statement of Additional Information was previously filed in Registrant's Post-effective Amendment No. 6 on April 30, 1997 and is incorporated herein by reference.

                                SEPARATE ACCOUNT VA-P
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                     SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997
             THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED JULY 9, 1997

                                         ***


The second and third sentences of the fourth paragraph under "A. PAYMENTS" on page 16 of the Prospectus are deleted and replaced by the following:

        Any portion of an initial net payment (or a subsequent payment received during the Contract's first fifteen days) allocated to a Sub-Account or to a Guarantee Period Account will be invested as requested and will not be held in the Money Market Portfolio for the Contract's first fifteen days.

                                         ***
Effective October 31, 1997, two additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Growth Shares Portfolio or the Growth and Income Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE PIONEER VISION 2 VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "ten" is substituted for the word "eight" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the following is added to the listing of investment options: "Growth Shares Portfolio" and "Growth and Income Portfolio."

Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:

                                                                                                   EXAMPLES:
                                                                                                 TOTAL ANNUAL
                                                                                                  EXPENSES AT
                                                                                                     END OF
                                                                                                 ------------

PORTFOLIO                      TOTAL ANNUAL INSURANCE   TOTAL ANNUAL         TOTAL ANNUAL      (1)           (2)
                                      CHARGES           PORTFOLIO EXPENSES   CHARGES         1 YEAR       10 YEARS
                                      -------           ------------------   -------         ------       --------
Growth Shares Portfolio                1.44%              1.10%*               2.54%            $86           $284
Growth and Income Portfolio            1.44%              1.05%*               2.49%            $86           $279



* Expenses have been estimated for newly formed Portfolios.


"GROWTH SHARES PORTFOLIO" is added after Capital Growth Portfolio and "GROWTH AND INCOME PORTFOLIO" is added after Real Estate Growth in the listing of Portfolios on page 1 of the Prospectus and to the listing of "UNDERLYING PORTFOLIOS" under "SPECIAL TERMS" on page 4 of the Prospectus.

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" on page 6 of the Prospectus is deleted and replaced with the following:

        THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the ten Portfolios of the Fund:

        International Growth Portfolio     Equity-Income Portfolio
        Capital Growth Portfolio           Balanced Portfolio
        Growth Shares Portfolio            Swiss Franc Bond Portfolio
        Real Estate Growth Portfolio       America Income Portfolio
        Growth and Income Portfolio        Money Market Portfolio

The following information on the Growth Shares Portfolio and the Growth and Income Portfolio is added to the annual expenses table on page 9 of the
Prospectus:

    PORTFOLIOS ANNUAL                               GROWTH           GROWTH
    EXPENSES                                        SHARES         AND INCOME
                                                    ------         ----------
    Management Fee . . . . . . . . . . . . .          0.70%            0.65%
    Other Expenses . . . . . . . . . . . . .          0.40%(1)         0.40%(1)
                                                   ----------      -----------
    Total Expenses . . . . . . . . . . . . .          1.10%            1.05%
    (Expense Reduction)* . . . . . . . . . .         (0.00%)          (0.00%)
                                                   ----------      -----------
    Net Expenses . . . . . . . . . . . . . .          1.10%            1.05%

    AFTER FEE & EXPENSE REDUCTIONS
    Management Fees. . . . . . . . . . . . .          0.70%            0.65%
    Other Expenses . . . . . . . . . . . . .          0.40%(1)         0.40%(1)
                                                  ----------       -----------
    Total Expenses . . . . . . . . . . . . .          1.10%            1.05%

(1) The Growth Shares and Growth and Income Portfolios commenced operations on October 31, 1997, therefore, expenses are estimated and should not be considered representative of future expenses. Actual expenses may be greater or less than those shown.

* The total expense limitation for the Growth Shares and Growth and Income Portfolios is currently set at 1.25% of the average daily net assets which is higher than the first year estimated expenses.

The following cumulative expense information is added to Examples 1 and 2 on page 10 of the Prospectus:

                          1 YEAR      3 YEARS     5 YEARS      10 YEARS
                          ---------------------------------------------
(1)
Growth Shares. . . . . .    $86         $124        $162         $284
Growth and Income. . . .    $86         $122        $160         $279

(2)
Growth  Shares . . . . .    $25          $78        $133         $284
Growth and Income. . . .    $25          $77        $131         $279


The following summary of the investment objectives and policies of the Growth Shares Portfolio is inserted as the third Portfolio summary and that of the Growth and Income is inserted as the fifth summary under "INVESTMENT OBJECTIVES AND POLICIES" beginning on page 14 of the Prospectus:

    GROWTH SHARES PORTFOLIO - seeks appreciation of capital through investments in commonstock, together with preferred stocks, bonds, and debentures which are convertible intocommon stocks. Current income will be incidental to the Portfolio's primary objective.

    GROWTH AND INCOME PORTFOLIO - seeks reasonable income and growth by investing in a broad list of carefully selected, reasonable priced securities.

The following information is added to the fee disclosures under "INVESTMENT ADVISORY SERVICES" on page 15 of the Prospectus:

                                                    MANAGEMENT FEE AS A
                                                  % OF PORTFOLIO'S AVERAGE
                                                      DAILY NET ASSETS

                                                  ------------------------

Growth Shares Portfolio . . . . . . . . . . . .              0.70%
Growth and Income Portfolio . . . . . . . . . .              0.65%


Supplement Dated October 31, 1997

                          SEPARATE ACCOUNT VA-P
          ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

            SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED MAY 1, 1997

                                    ***

The third and fourth paragraphs of page 2 under "GENERAL
INFORMATION AND HISTORY" are revised in their entirety to read as follows:

     Ten Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust (the "Fund").

     The Fund is an open-end, diversified management investment company. The Fund currently consists of ten different investment portfolios: Capital Growth Portfolio, International Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, America Income Portfolio, Swiss Franc Bond Portfolio and the Money Market Portfolio ("Underlying Portfolios").

Footnote 14 under "Notes to Financial Statements" on page F-17 is deleted and replaced in its entirety with the following:

14. SUBSEQUENT EVENTS (UNAUDITED)

     On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective
     October 1, 1997.   The transaction has resulted in the recognition
     of a $53.9 million pre-tax loss in the first quarter of 1997.

     In late July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentation and related claims in the sale of life insurance policies. The plaintiffs seek to be certified as a class. The Company intends to defend the lawsuit vigorously.


Supplement Dated October 31, 1997

                           PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

 (A)   FINANCIAL STATEMENTS

       Financial Statements Included in Part A
       None

       Financial Statements Included in Part B
       Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
       Financial Statements for Separate Account VA-P of Allmerica
       Financial Life Insurance and Annuity Company were previously filed in Post-effective Amendment No. 6 on April 30, 1997 and are incorporated by reference herein.

       Financial Statements Included in Part C
       None.

  (B)  EXHIBITS

EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is herein incorporated by reference.

EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

EXHIBIT 3 (A)  Proposed Form of Sales and Administrative Services Agreement
               was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is herein incorporated by reference.

          (B) Wholesaling Agreement was previously filed on March 1, 1995 and is herein incorporated by reference.

          (C) Broker's Agreement and Specimen Schedule of Sales Commissions for Variable Annuity Policies was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is herein incorporated by reference.

EXHIBIT 4 Policy Form A was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is herein incorporated by reference. Policy Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996 and is incorporated by reference herein.

Exhibit 5 Application Form A was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is herein incorporated by reference. Application Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996 and is incorporated by reference herein.

EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws was previously filed in Registrant's initial Registration Statement on November 3, 1994 and is herein incorporated by reference. An Amendment to the Articles of Incorporation was filed on October 1, 1996, and is incorporated herein by reference.

EXHIBIT 7  Not Applicable.

EXHIBIT 8  (A)  AUV Calculation Services Agreement with The Shareholder
                Services Group dated March 31, 1995 was previously filed on May 1, 1995 and is incorporated by reference herein.

EXHIBIT 9  Consent and Opinion of Counsel is filed herewith.

EXHIBIT 10 Consent and Opinion of Independent Accountants is filed herewith.

EXHIBIT 11 None.

EXHIBIT 12 None.

EXHIBIT 13 None.

EXHIBIT 14 Not Applicable.

EXHIBIT 15 (A)  Participation Agreement dated December 22, 1994 was filed on
                February 28, 1995 in Pre-Effective Amendment No. 1 and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The Principal business address of all the following Directors and Officers is:
          440 Lincoln Street
          Worcester, Massachusetts  01653

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION                       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------                       ----------------------------------------------
Bruce C. Anderson, Director             Director of First Allmerica since
                                        1996; Vice President, First Allmerica
                                        since 1984

Abigail M. Armstrong, Secretary and     Secretary of First Allmerica
Counsel                                 since 1996; Counsel, First Allmerica
                                        since  1991

Robert E. Bruce, Director               Director and Chief Information Officer
                                        of First Allmerica since 1997;  Vice
                                        President of First Allmerica since
                                        1995;  Corporate Manager, Digital
                                        Equipment Corporation 1979 to 1995

John P. Kavanaugh, Director,            Director and Chief Investment
Vice President and                      Officer of First Allmerica since 1996;
Chief Investment Officer                Vice President, First Allmerica since 1991

John F. Kelly, Director,                Director of First Allmerica since
Vice President and General              1996; Senior Vice President, General
Counsel                                 Counsel and Assistant Secretary, First
                                        Allmerica since 1991



J. Barry May, Director                  Director of First Allmerica
                                        since 1996; Director and
                                        President, The Hanover
                                        Insurance Company since 1996;
                                        Vice President, The Hanover
                                        Insurance Company, 1993 to
                                        1996; General Manager, The
                                        Hanover Insurance Company 1989
                                        to 1993

James R. McAuliffe, Director            Director of First Allmerica
                                        since 1996; President and CEO,
                                        Citizens Insurance Company of
                                        America since 1995; Vice
                                        President and Chief Investment
                                        Officer, First Allmerica 1986
                                        to 1994

John F. O'Brien, Director and           Director, Chairman of the
Chairman of the Board                   Board, President and Chief
                                        Executive Officer, First
                                        Allmerica since 1989

Edward J. Parry, III,                   Director and Chief Financial
Director, Vice President,               Officer of First Allmerica
Treasurer and Chief Financial           since 1996; Vice President and
Officer                                 Treasurer, First Allmerica
                                        since 1993

Richard M. Reilly, Director,            Director of First Allmerica
President and Chief                     since 1996; Vice President,
Executive Officer                       First Allmerica since 1990;
                                        Director, Allmerica
                                        Investments, Inc. since 1990;
                                        Director and President,
                                        Allmerica Investment
                                        Management Company, Inc. since
                                        1990

Eric A. Simonsen, Director and          Director of First Allmerica
Vice President                          since 1996; Vice President,
                                        First Allmerica since 1990;
                                        Chief Financial Officer, First
                                        Allmerica 1990 to 1996

Phillip E. Soule, Director              Director of First Allmerica
                                        since 1996; Vice President,
                                        First Allmerica since 1987

ITEM 26.       PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

            ALLMERICA FINANCIAL LIFE  INSURANCE AND ANNUITY COMPANY

      NAME                                 ADDRESS                TYPE OF BUSINESS
      ----                                 -------                ----------------
AAM Equity Fund                          440 Lincoln Street       Massachusetts Grantor Trust
                                         Worcester MA 01653

AFC Capital Trust I                      440 Lincoln Street       Statutory Business Trust
                                         Worcester MA 01653

Allmerica Asset Management Limited       440 Lincoln Street       Investment advisory services
                                         Worcester MA 01653

Allmerica Asset Management, Inc.         440 Lincoln Street       Investment advisory services
                                         Worcester MA 01653

Allmerica Benefits, Inc.                 440 Lincoln Street       Non-insurance medical services
                                         Worcester MA 01653



Allmerica Equity Index Pool              440 Lincoln Street       Massachusetts Grantor Trust
                                         Worcester MA 01653

Allmerica Financial Alliance             100 North Parkway        Multi-line property and casualty
Insurance Company                        Worcester MA 01605       insurance

Allmerica Financial Benefit              100 North Parkway        Multi-line property and casualty
Insurance Company                        Worcester MA 01605       insurance

Allmerica Financial Corporation          440 Lincoln Street       Holding Company
                                         Worcester MA 01653

Allmerica Financial Insurance            440 Lincoln Street       Insurance Broker
Brokers, Inc.                            Worcester MA 01653

Allmerica Financial Life                 440 Lincoln Street       Life insurance, accident and health
Insurance and Annuity Company            Worcester MA 01653       insurance, annuities, variable
(formerly known as SMA Life                                       annuities and variable
Assurance Company)                                                life insurance

Allmerica Financial Services             440 Lincoln Street       Insurance Agency
Insurance Agency, Inc.                   Worcester MA 01653

Allmerica Funding Corp.                  440 Lincoln Street       Special purpose funding vehicle for
                                         Worcester MA 01653       commercial paper

Allmerica Funds                          440 Lincoln Street       Investment Company
                                         Worcester MA 01653

Allmerica, Inc.                          440 Lincoln Street       Common employer for Allmerica Financial
                                         Worcester MA 01653       Corporation entities

Allmerica Institutional Services, Inc.   440 Lincoln Street       Accounting, marketing and
(formerly known as 440 Financial         Worcester MA 01653       shareholder services for
Group of Worcester, Inc.)                                         investment companies

Allmerica Investment Management          440 Lincoln Street       Investment advisory services
Company, Inc.                            Worcester MA 01653


Allmerica Investments, Inc.              440 Lincoln Street       Securities, retail broker-dealer
                                         Worcester MA 01653

Allmerica Investment Trust               440 Lincoln Street       Investment Company
                                         Worcester MA 01653

Allmerica Plus Insurance                 440 Lincoln Street       Insurance Agency
Agency, Inc.                             Worcester MA 01653


Allmerica Property & Casualty            440 Lincoln Street       Holding Company
Companies, Inc.                          Worcester MA 01653

Allmerica Securities Trust               440 Lincoln Street       Investment Company
                                         Worcester MA 01653

Allmerica Services Corporation           440 Lincoln Street       Internal administrative services
                                         Worcester MA 01653       provider to Allmerica Financial
                                                                  Corporation entities



Allmerica Trust Company, N.A.            440 Lincoln Street       Limited purpose national trust company
                                         Worcester MA 01653

AMGRO, Inc.                              100 North Parkway        Premium financing
                                         Worcester MA 01605

APC Funding Corp.                        440 Lincoln Street       Special purpose funding vehicle for
                                         Worcester MA 01653       commercial paper

Beltsville Drive Limited                 440 Lincoln Street       Real estate partnership
Partnership                              Worcester MA 01653

Citizens Corporation                     440 Lincoln Street       Holding Company
                                         Worcester MA 01653

Citizens Insurance Company of America    645 West Grand River     Multi-line property and casualty insurance
                                         Howell MI 48843

Citizens Insurance Company of Illinois   333 Pierce Road         Multi-line property and casualty insurance
                                         Itasca IL 60143

Citizens Insurance Company of            3950 Priority Way       Multi-line property and casualty insurance
the Midwest                              South Drive,
                                         Suite 200
                                         Indianapolis IN 46280

Citizens Insurance Company of            8101 N. High Street     Multi-line property and casualty insurance
Ohio                                     P.O. Box 342250
                                         Columbus OH 43234

Citizens Management, Inc.                645 West Grand River    Services management company
                                         Howell MI 48843

First Allmerica Financial                440 Lincoln Street      Life, pension, annuity, accident and
Life Insurance Company                   Worcester MA 01653      health insurance company
(formerly State Mutual Life
Assurance Company of America)

Greendale Special Placements             440 Lincoln Street      Massachusetts Grantor Trust
Fund                                     Worcester MA 01653

The Hanover American Insurance           100 North Parkway       Multi-line property and casualty insurance
Company                                  Worcester MA 01605

The Hanover Insurance Company            100 North Parkway       Multi-line property and casualty insurance
                                         Worcester MA 01605

Hanover Texas Insurance Management       801 East Campbell Road  Attorney-in-fact for Hanover Lloyd's Insurance
Company, Inc                             Richardson TX 75081     Company

Hanover Lloyd's Insurance                801 East Campbell Road  Multi-line property and casualty insurance
Company                                  Richardson TX 75081

Linder Skokie Real Estate                440 Lincoln Street      Real estate holding company
Corporation                              Worcester MA 01653

Lloyds Credit Corporation                440 Lincoln Street      Premium financing service franchises
                                         Worcester MA 01653



Logan Wells Water Company, Inc           603 Heron Drive          Water Company serving land development
                                         Bridgeport NJ 08014      investment

Massachusetts Bay Insurance              100 North Parkway        Multi-line property and casualty insurance
Company                                  Worcester MA 01605

SMA Financial Corp.                      440 Lincoln Street       Holding Company
                                         Worcester MA 01653

Somerset Square, Inc.                    440 Lincoln Street       Real estate holding company
                                         Worcester MA 01653

Sterling Risk Management                 440 Lincoln Street         Risk management services
Services, Inc.                           Worcester MA 01653



ITEM 27.       NUMBER OF CONTRACT OWNERS

     As of July 1, 1997, the Variable Account had 1,574 Qualified Contract Owners and 3,924 Non-Qualified Contract Owners

ITEM 28.       INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.       PRINCIPAL UNDERWRITERS

   (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

        -  VEL Account, VEL II Account, Inheiritage Account,
           Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Separate Account Fulcrum, Fulcrum Variable Life Separate Account, Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

        -  Inheiritage Account, VEL II Account, Separate Account
           I, Separate Account VA-K, Separate Account VA-P, Group VEL Account, Separate Account KG, Separate Account KGC, Separate Account Fulcrum, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

        -  Allmerica Investment Trust

   (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
        440 Lincoln Street
        Worcester, Massachusetts 01653

        NAME                          POSITION OR OFFICE WITH UNDERWRITER
        ----                          -----------------------------------
        Abigail M. Armstrong          Secretary and Counsel

        Philip J. Coffey              Vice President

        Emil J. Aberizk, Jr.          Vice President

        Edward T. Berger              Vice President and Chief Compliance Officer

        Richard F. Betzler, Jr.       Vice  President

        Thomas P. Cunningham          Vice President Chief Financial Officer and
                                      Controller

        David J. Mueller              Vice President

        William F. Monroe, Jr.        Vice President

        John F. Kelly                 Director

        John F. O'Brien               Director

        Stephen Parker                President, Director and Chief Executive Officer

        Edward J. Parry, III          Treasurer

        Richard M. Reilly             Director

        Eric A. Simonsen              Director

        Mark Steinberg                Senior Vice President

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.       MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.       UNDERTAKINGS

  (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

  (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

  (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

  (d)  Insofar as indemnification for liability arising under the 1933
       Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

  (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B)PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

   2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

   3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
        Section 403(b)(11) to the attention of potential participants.

   4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.



                                ALLMERICA FINANCIAL CORPORATION

                                            Delaware
            |                     |                   |             |           |              |
     ________________________________________________________________________________________________
           100%                  100%               100%           100%        100%           100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica    First Sterling
                            Funding Corp.      Financial Life    Trust I      Services      Reinsurance
                                                 Insurance                  Corporation    Company Limited
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts      Bermuda
                                                      |
                            _______________________________________________
40.5%                             |
                                 100%
                             Logan Wells
                            Water Company,
                                 Inc.

                              New Jersey

______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
       59.5%               100%               99.2%                 100%                  100%               100%
     Allmerica        Sterling Risk         Allmerica            Somerset             Allmerica           Allmerica
     Property           Management             Trust            Square, Inc.         Financial Life      Institutional
    & Casualty        Services, Inc.       Company, N.A.                             Insurance and      Services, Inc.
  Companies, Inc.                                                                   Annuity Company
                                             Federally
     Delaware            Delaware            Chartered         Massachusetts            Delaware         Massachusetts
         |
___________________________________________________________________________
         |                  |                   |                    |
       100%                100%                100%                 100%
        APC             The Hanover          Allmerica           Citizens
   Funding Corp.         Insurance           Financial           Insurance
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois
                             |
______________________________________________________________________________________________________________________
        |                   |                   |                    |                     |                  |
       100%                100%                100%                 100%                 82.5%               100%
     Allmerica           Allmerica          The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial             Plus              American            Insurance            Corporation        Bay Insurance
      Benefit            Insurance           Insurance           Management                                 Company
     Insurance         Agency, Inc.           Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan


July 31, 1997


                                ALLMERICA FINANCIAL CORPORATION

                                            Delaware
            |                     |                   |             |           |              |
     ______________________________________________________________________________________________
           100%                  100%               100%           100%        100%           100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                            Funding Corp.      Financial Life    Trust I      Services     Reinsurance
                                                 Insurance                  Corporation   Company Limited
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts    Bermuda
                                                      |
                            _______________________________________________
                                                                   |
                                                                  100%
                                                                  SMA
                                                               Financial Corp.


                                                               Massachusetts
                                                                    |
________________________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |           |
       100%                100%                100%                 100%                  100%                100%        100%
     Allmerica           Allmerica           Allmerica           Allmerica               Linder            Allmerica    Allmerica
    Investments,        Investment             Asset         Financial Services          Skokie              Asset       Benefits,
       Inc.             Management          Management,          Insurance            Real Estate         Management,      Inc.
                       Company, Inc.            Inc.            Agency, Inc.          Corporation           Limited

   Massachusetts       Massachusetts       Massachusetts       Massachusetts         Massachusetts          Bermuda       Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                                 Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica             Allmerica           Allmerica
     Alliance                                                 Investment Trust           Funds            Securities
     Insurance                                                                                               Trust
      Company
                                                               Massachusetts         Massachusetts       Massachusetts
   New Hampshire       Massachusetts
                             |
                             |
                           100%                                                  Affiliated Management Investment Companies
                          Lloyd's
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                                                 Affiliated Lloyd's plan company, controlled by
                                                                                 Underwriters for the benefit of the Hanover
                                                                                 Insurance Company

                                                                                       Beltsville
                         AAM High                                                        Drive
                        Yield Fund,                                                    Properties
                          L.L.C.                                                        Limited
                                                                                      Partnership
                       Massachusetts
                                                                                        Delaware
                   LLC established for the benefit of
                   First Allmerica, Allmerica                                    Limited partnership involving First Allmerica, as
                   Financial Life, Hanover and                                   general partner and Allmerica Financial Life as
                   Citizens                                                      limited partner


                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 24th day of October, 1997.

                            SEPARATE ACCOUNT VA-P OF
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                     By:   /s/ Abigail M. Armstrong
                       -----------------------------
                     Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURES                      TITLE                   DATE
----------                     -------                 ------

 /S/ John F. O'Brien            Director and Chairman
----------------------------    of the Board
John F. O'Brien

 /S/ Bruce C. Anderson          Director                October 24, 1997
----------------------------
Bruce C. Anderson

 /S/ Robert E. Bruce            Director
----------------------------
Robert E. Bruce

 /S/ John P. Kavanaugh          Director, Vice President
----------------------------    and Chief Investment Officer
John P. Kavanaugh

 /S/ John F. Kelly              Director, Vice President
----------------------------    and General Counsel
John F. Kelly

 /S/ J. Barry May               Director
----------------------------
J. Barry May

 /S/ James R. Mcauliffe         Director
----------------------------
James R. McAuliffe

 /S/ Edward J. Parry III        Director, Vice President, Treasurer
----------------------------    and Chief Financial Officer
Edward J. Parry III

 /S/ Richard M. Reilly          Director, President and
----------------------------    Chief Executive Officer
Richard M. Reilly

 /S/ Eric A. Simonsen           Director and Vice President
----------------------------
Eric A. Simonsen

 /S/ Phillip E. Soule           Director
----------------------------
Phillip E. Soule

                                 EXHIBIT TABLE


Exhibit 9   Consent and Opinion of Counsel

Exhibit 10  Consent of Independent Accountants